Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transactions
Management and director fees	$ 531	$ 477
Share-based compensation	810	1,173
Total	$ 1,341	$ 1,650